11 BORROWINGS, FINANCING AND DEBENTURES (Details 1) € in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2019 BRL (R$)		Dec. 31, 2019 USD ($)		Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total debt	R$ 11,775,093
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.66%	[1]	6.66%	[1]	6.66%	[1]
Total debt | $			$ 16,558,452
Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.71%	[1]	5.71%	[1]	5.71%	[1]
Total debt	R$ 11,161,806
Euro Member Countries, Euro
Disclosure of detailed information about borrowings [line items]
Average interest rate	2.20%	[1]	2.20%	[1]	2.20%	[1]
Total debt | €					€ 370,445

[1]	In order to determine the average interest rates for debt contracts with floating rates, the Company used the rates applied as of December 31, 2019.